Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0001342947
BBH INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BBH INCOME FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock

The investment objective of the BBH Income Fund (the “Fund”) is to provide maximum total return, with an emphasis on current income, consistent with preservation of capital and prudent investment management.

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N Shares and Class I Shares. As of the date of this Prospectus, Class N Shares are not operational.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, primarily in the form of bid-ask spreads, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the fiscal period ended October 31, 2019, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Class I Shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class I Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s and Class I Shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Brown Brothers Harriman & Co. (“BBH&Co.”), through a separately identifiable department, serves as the Fund’s investment adviser (“Investment Adviser”〉. The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Advisers Act considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential total return exceeds that which would be normally justified by the instrument’s underlying risks.

The Fund’s investments will be primarily focused in notes and bonds issued by domestic and foreign corporations, financial institutions, the U.S. Government and government agencies and government guaranteed issuers; asset-backed securities, consisting of consumer and commercial asset-backed securities; commercial mortgage-backed securities and residential mortgage-backed securities’ and loan transactions. The Fund may purchase select municipal obligations, sovereign debt, and fixed income securities issued by corporations and governments in foreign countries, including in emerging markets, when the Investment Adviser believes that the additional returns available from these securities are attractive. The Fund may invest in money market instruments, repurchase agreements, commercial paper and for hedging purposes, derivative instruments, consisting of futures, swaps and options, to meet its investment objective.

Subject to applicable statutory and regulatory limitations, the Fund may invest in shares of other investment companies, such as exchange-traded funds (“ETFs”). The Fund’s investment in other investment companies may include shares of money market funds, including funds affiliated with the Investment Adviser. The Fund may invest in fixed- and floating-rate loan transactions, which investments generally will be in the form of loan participations, delayed funding loans, and revolving credit facilities, or assignments of portions of such loans and private placement securities, including Rule 144A and Regulation S securities.

The Fund has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium- or long-term maturities. The Fund will seek to maintain an overall portfolio duration (sensitivity to changes in yields) that is consistent with the broad investment grade market through the use of securities held and U.S. Treasury futures. Under normal circumstances, the Fund is managed with the intention of maintaining an effective duration of between 80% – 120% of the effective duration of Bloomberg Barclay’s US Aggregate Index, which as of December 31, 2019 was approximately 5.8 years. The Fund also expects to target, under normal circumstances, the following exposure limitations at the time of purchase: 95% of the Fund’s assets in instruments denominated in U.S. Dollars including securities issued by corporate or sovereign issuers domiciled outside of the U.S.; 75% or more of the Fund’s assets in instruments with an investment grade rating; 25% or less of the Fund’s assets in instruments rated “BB” (or equivalent) and below, which are commonly referred to as “junk bonds”; 10% or less of the Fund’s assets in corporate or sovereign debt of issuers domiciled in emerging markets (defined as an issuer in the JPMorgan Emerging Market Bond Index — “JPM EMBI”); and 5% or less of the Fund’s assets in instruments rated “CCC” (or equivalent) and below. These limitations notwithstanding, the Fund will have the flexibility to invest in the sectors, industries, securities and durations that the Investment Adviser identifies as offering attractive risk- adjusted returns consistent with the Fund’s investment objective.

When an instrument is no longer trading at an attractive valuation, according to this framework, the Fund aims to sell the investment entirely and invest the proceeds in cash or U.S. Treasury instruments until it identifies another attractively valued investment.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing in a well-diversified portfolio of fixed income instruments, including floating or variable rate debt instruments. The Fund intends to invest only in debt instruments which are performing, durable, and available at an attractive valuation. With respect to fixed income instruments, the term “performing” indicates that the instrument is making payment of interest and principal on schedule, while the term “durable” signifies the Investment Adviser’s assessment that the obligor responsible for making payment on the instrument is likely to continue making such timely payment in a variety of future economic circumstances. The Investment Advisers Act considers an instrument to be “attractively valued” when the Investment Adviser believes that the instrument’s potential total return exceeds that which would be normally justified by the instrument’s underlying risks.
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed and described below. The share price of the Fund changes daily based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Interest Rate Risk:

Interest rate risk refers to the price fluctuation of a bond in response to changes in interest rates. Rising interest rates tend to cause the price of debt securities (especially those with longer maturities) and the Fund’s share price to fall. Although generally less sensitive to interest rate changes than fixed-income securities, the value of variable and floating rate securities may decline if their interest rates (which typically reset only periodically) do not rise as quickly, or as much, as general interest rates.

Maturity Risk:

Interest rate risk, as discussed above, will generally affect the price of a fixed income security more if the security has a longer maturity.

Credit Risk:

Credit risk refers to the likelihood that an issuer, guarantor, borrower, or the counterparty to a derivative contract or repurchase agreement, will default on interest or principal payments. For asset-backed and commercial mortgage-backed securities, there is risk that the impairment of the value of the collateral underlying the security, such as non-payment of loans, will result in default on interest or principal payments. For loan transactions, there is risk that the borrower of the loan may, or will, default or become otherwise unable or unwilling to pay. Additionally, loans that have a lower priority in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans.

Issuer Risk:

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Asset Backed Securities Risk:

Investments in asset-backed securities are subject to prepayment and extension risks, as well as risk that the underlying borrower will be unable to meet its obligations. In addition, during periods of falling interest rates asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited. A fund holding asset-backed securities may exhibit additional volatility during periods of fluctuating interest rates.

Management Risk:

The Fund is actively managed and its success depends upon the investment skills and analytical abilities of the investment adviser to develop and effectively implement strategies that achieve the Fund’s investment objective. Subjective decisions made by the investment adviser may cause the Fund to incur losses or to miss profit opportunities on which it may otherwise have capitalized.

Prepayment Risk:

The Fund’s investments are subject to the risk that in times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities potentially having a lower yield.

Mortgage-Backed Securities Risk:

Borrowers may default on their mortgage obligations or guarantors may default on the guarantees underlying the mortgage-backed securities. In addition, during periods of falling interest rates mortgage-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. A fund holding mortgage-related securities may exhibit additional volatility during periods of fluctuating interest rates.

Illiquid Investment Risk:

Illiquid investments subject the Fund to the risk that it may not be able to sell the investments when desired or at favorable prices. The size of a transaction or illiquid markets may be factors. Some loan transactions may be subject to legal or contractual restrictions on resale or may trade infrequently and, as a result, it may take longer to settle these transactions which may result in impaired value when the Fund needs to liquidate such loans. In addition, certain derivative instruments and private placements such as Rule 144A and Regulation S securities, may be illiquid.

Regulation S Securities Risk:

The Fund may invest in private placement securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Private placement securities are securities that have not been registered under the applicable securities laws, such as Rule 144A securities, and securities of U.S. and non-U.S. issuers that are issued pursuant to Regulation S. Private Placement securities may not be listed on an exchange and may have no active trading market, resulting in the security being deemed illiquid.

Shareholder Concentration Risk:

To the extent that the Fund experiences a large purchase or redemption on any business day, the Fund’s performance may be adversely affected.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments. Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

Sovereign Debt Risk:

Bonds issued by foreign governments, sometimes referred to as “sovereign” debt, present risks not associated with investments in other types of bonds. The government or agency issuing the debt may be unable or unwilling to make interest payments and/or repay the principal owed. In such instance, the Fund may have limited recourse against the issuing government or agency.

U.S. Government Agency Securities Risk:

Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government has historically provided financial support to U.S. government-sponsored agencies or instrumentalities during times of financial stress, no assurance can be given that it will do so in the future. Such securities are neither issued nor guaranteed by the U.S. Treasury.

Leverage Risk:

Leverage risk is created when an investment (for example, in derivative instruments) exposes the Fund to a level of risk that exceeds the amount invested. Leveraging is speculative, tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile.

Below Investment Grade Securities (Junk Bonds) Risk:

Due to uncertainty regarding the ability of the issuer to pay principal and interest, securities that are rated below investment grade (i.e., Ba1/BB+ or lower), and their unrated equivalents, may be subject to greater risks than securities which have higher credit ratings, including a high risk of default. These securities are considered speculative and are commonly known as “junk bonds.”

Call Risk:

If the securities in which the Fund invests are redeemed by the issuer before maturity the Fund may have to reinvest the proceeds in securities that pay a lower interest rate.

Derivatives Risk:

Derivatives are financial contracts, the value of which depends on, or is derived from, the value of an underlying asset or index. The risks associated with derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Risks include illiquid investment risk, interest rate risk, market risk, credit risk, risk of mis-pricing or improper valuation and the risk of miscorrelation. Derivatives also expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations. The Fund could lose more than the principal amount invested.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and the price of securities issued by emerging markets issuers can be extremely volatile.

Investment in Other Investment Companies Risk:

Investments in other investment companies are subject to market and selection risk, as well as the specific risks associated with the investment companies’ portfolio securities. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. The shares of an investment company that trade on an exchange (for example, an ETF) may trade below their net asset value or at a discount, which may adversely affect the Fund’s performance.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.

Loan Risk:

Loan participations, delayed funding loans and revolving credit facilities may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so. Loan participations, delayed funding loans and revolving credit facilities are subject to credit, interest rate and liquidity risk and the risks of being a lender.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Municipal Issuer Risk:

The Fund may invest in municipal securities. The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a default or bankruptcy. If a security’s structure fails to function as intended, the security could become taxable or decline in value. Additionally, issuers of municipal obligations may not be able to make timely payments because of general economic downturns or increased governmental costs.

Repurchase Agreement Risk:

This is the risk that the other party to a repurchase agreement will default on its obligation under the agreement.

Sector Risk:

A significant investment of Fund assets within one or more sectors, industries, securities and/or durations may increase the Fund’s sensitivity to adverse economic, business, political, or other, risks associated with such sector, industry, security or duration.

Risk, Lose Money	rr_RiskLoseMoney	A shareholder may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares for the period shown. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class I Shares for the period shown. The table shows how the average annual returns of the Fund’s Class I Shares for the periods indicated compared to a broad-based market index.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class I Shares (% Per Calendar Year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest Performing Quarter:	3.37% in 2nd quarter of 2019
Lowest Performing Quarter:	(0.01)% in 4th quarter of 2019

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares once that share class becomes operational. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares once that share class becomes operational. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary.

BBH INCOME FUND | Bloomberg Barclays US Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018
BBH INCOME FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	none	[1]
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2021
BBH INCOME FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee on shares held less than 30 days after purchase (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	1.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.50%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2021
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	165
5 Years	rr_ExpenseExampleYear05	289
10 Years	rr_ExpenseExampleYear10	$ 651
Annual Return 2019	rr_AnnualReturn2019	9.28%
1 Year	rr_AverageAnnualReturnYear01	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018
BBH INCOME FUND | Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018
BBH INCOME FUND | Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 27, 2018

[1]	As of the date of this Prospectus, Class N Shares are not operational.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	The investment adviser has contractually agreed to limit the Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for both Class N Shares and Class I Shares to 0.70% and 0.50%, respectively, until March 1, 2021 (the "Expense Limitation Agreement"). The Expense Limitation agreement may only be terminated during its term with approval of the Fund's Board of Trustees (the "Board").